Fee Income - Schedule of Fee Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Contract administration and guarantee fees	CAD 576	CAD 555
Fund management and other asset based fees	3,901	3,642
Commissions	907	943
Service contract fees	278	276
Other fees	180	164
Total fee income	CAD 5,842	CAD 5,580